34 Operating Segments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
ASSETS	R$ 38,312,550	R$ 35,930,100
CURRENT ASSETS	7,909,196	6,677,846
NON-CURRENT ASSETS	30,403,354	29,252,254
Long term assets	10,862,630	10,014,260
Investments	2,523,179	2,368,234	R$ 2,570,643	[1]
Property, plant and equipment	10,592,103	10,840,663	R$ 9,829,450
Intangible assets	6,332,611	6,029,097
Right-of-use asset	92,831
Electric Energy GET [Member]
Disclosure of operating segments [line items]
ASSETS	19,457,551	18,573,953
CURRENT ASSETS	2,039,443	1,722,519
NON-CURRENT ASSETS	17,418,108	16,851,434
Long term assets	5,054,560	4,660,867
Investments	2,371,374	2,212,271
Property, plant and equipment	9,735,093	9,728,872
Intangible assets	233,973	249,424
Right-of-use asset	23,108
Electric Energy DIS [Member]
Disclosure of operating segments [line items]
ASSETS	13,434,522	12,331,603
CURRENT ASSETS	4,631,991	3,971,915
NON-CURRENT ASSETS	8,802,531	8,359,688
Long term assets	3,051,058	2,968,282
Investments	813	1,343
Property, plant and equipment
Intangible assets	5,703,686	5,390,063
Right-of-use asset	46,974
Com [Member]
Disclosure of operating segments [line items]
ASSETS	690,372	227,287
CURRENT ASSETS	229,630	181,077
NON-CURRENT ASSETS	460,742	46,210
Long term assets	460,312	43,564
Investments	247	2,442
Property, plant and equipment	53	51
Intangible assets	123	153
Right-of-use asset	7
TEL [Member]
Disclosure of operating segments [line items]
ASSETS	1,527,098	1,264,748
CURRENT ASSETS	528,754	88,239
NON-CURRENT ASSETS	998,344	1,176,509
Long term assets	137,770	88,798
Investments
Property, plant and equipment	833,974	1,071,489
Intangible assets	19,844	16,222
Right-of-use asset	6,756
GAS [Member]
Disclosure of operating segments [line items]
ASSETS	904,993	675,286
CURRENT ASSETS	313,896	204,725
NON-CURRENT ASSETS	591,097	470,561
Long term assets	576,190	466,942
Investments
Property, plant and equipment
Intangible assets		3,619
Right-of-use asset	14,907
HOL [Member]
Disclosure of operating segments [line items]
ASSETS	3,183,677	3,359,407
CURRENT ASSETS	1,127,469	1,214,523
NON-CURRENT ASSETS	2,056,208	2,144,884
Long term assets	1,879,619	1,950,280
Investments	150,746	152,178
Property, plant and equipment	22,983	40,251
Intangible assets	1,781	2,175
Right-of-use asset	1,079
Intersegment Operations [Member]
Disclosure of operating segments [line items]
ASSETS	(885,662)	(502,184)
CURRENT ASSETS	(961,987)	(705,152)
NON-CURRENT ASSETS	76,325	202,968
Long term assets	(296,879)	(164,473)
Investments
Property, plant and equipment
Intangible assets	373,204	R$ 367,441
Right-of-use asset

[1]	As of December 31, 2017, the joint ventures operating in the transmission segment had their electricity transmission concession agreements classified as financial assets within the scope of IAS 39 and IFRIC 12. With the entry into force on January 1, 2018 of IFRS 15, bringing the concept of the right to receive the infrastructure investments conditioned to the fulfillment of performance obligations to operate and maintain the infrastructure and not only by the passage of time, the electricity transmission concession agreements started being classified as contract assets. As a result, the balance of the financial assets of the joint ventures started being classified on January 1, 2018 as contract assets in accordance with the Company's practices, with a reduction in its measurement in the amount of R$148,748 with effect in the Company in the caption Investments, by equity. At the transition, the Company and its joint ventures opted to adopt the standard on the date of initial application as an adjustment to the opening balance, in equity account, considering only agreements outstanding prior to the date of application, as set forth in IFRS 15.